Document and Entity Information	Dec. 23, 2021
Document Type	8-K
Document Period End Date	Dec. 23, 2021
Entity Registrant Name	CF ACQUISITION CORP. V
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39953
Entity Tax Identification Number	85-1030340
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Central Index Key	0001828049
Amendment Flag	false
Units, each consisting of one share of Class A common stock and one-third of one Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CFFVU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFV
Security Exchange Name	NASDAQ
Redeemable warrants, each whole Warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CFFVW
Security Exchange Name	NASDAQ